Non-cash Transactions	12 Months Ended
Dec. 31, 2023
Non Cash Transaction From Financing Activities [Abstract]
Non Cash Transactions
35.
NON-CASH TRANSACTIONS

Except for those disclosed in other notes, the Company entered into the following non-cash investing and financing activities:

	Year Ended December 31
Investing activities	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Additions of property, plant and equipment	$35,613	$31,265	$30,398
Changes in other payables	(280)	270	343
Payments for acquisition of property, plant and equipment	$35,333	$31,535	$30,741

The carrying amounts of disposal of financial assets at fair value through other comprehensive income	$2,705	$—	$—
Changes in other current monetary assets	271	—	—
Reclassified to investment accounted for using equity method	(64)	—	—
Proceeds from disposal of financial assets at fair value through other comprehensive income	$2,912	$—	$—

Financing activities

			Changes in Non-Cash Transactions
	Balance on January 1, 2021	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2021
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$9,597	$(3,729)	$4,669	$(195)	$(69)	$10,273

			Changes in Non-Cash Transactions
	Balance on January 1, 2022	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2022
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$10,273	$(3,777)	$4,369	$(117)	$(75)	$10,673

			Changes in Non-Cash Transactions
	Balance on January 1, 2023	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2023
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$10,673	$(3,884)	$4,415	$(124)	$(105)	$10,975